Stockholders' Equity (Deficit) (Details) (USD $)	1 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Mar. 31, 2013
Stockholders' Equity (Deficit) (Textual)
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common Stock, no par value
Stock issued for cash	$ 50,000	$ 126,500	$ 126,500
Stock issued for cash, Shares	2,000,000	126,500
Per share price of common stock issued for cash	$ 0.0025	$ 1.00	$ 1.00
Cost associated with private offering		10,000
Fair value of service contributed by affiliates		$ 4,000	$ 4,000